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                                      BISYS
                           60 State Street, Suite 1300
                           Boston, Massachusetts 02109


                                January 2, 2004


VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Attn: Filing Desk

                           Re:  Pacific Capital Funds
                                (File Nos. 33-57684 and 811-7454)
                                ---------------------------------

Dear Ladies and Gentlemen:

         As Administrator on behalf of Pacific Capital Funds (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information relating to the Mid-Cap Fund series of the Trust that would have been filed under paragraph (c) of Rule 497, do not differ from those contained in post-effective amendment No. 21 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on Monday, December 29, 2003, for effectiveness on December 30, 2003.

         Questions related to this filing should be directed to my attention at
(617) 824-1214 or, in my absence, to Michael Glazer, Esquire, Paul, Hastings, Janofsky & Walker LLP, at (213) 683-6207.

                                                     Sincerely,

                                                     /s/ Ryan M. Louvar

                                                     Ryan M. Louvar
                                                     Counsel

cc:   Andrew Spencer
      Michael Glazer, Esquire